COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Company Organization And Principal Activities
COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

1 COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

Diginex Limited (the “Company”) was incorporated on 26 January 2024 as an exempted company in the Cayman Islands with limited liability with its registered office at the office of Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9099, Cayman Islands and principal place of business at Smart-Space Fintech 2, Room 3, Units 401-404, Core C, Cyberport 3, 3 Cyberport Road, Telegraph Bay, Hong Kong. The Company’s substantial shareholder is Rhino Ventures Limited (“Rhino Ventures”) which a limited company incorporated in the British Virgin Islands.

The Company is an investment holding company and the principal activities of Diginex Solutions (HK) Limited (“DSL”) and its subsidiaries (“DSL Group”) are the provision of Environmental, Social and Governance (“ESG”) reporting solution services, advisory services and developing customization solutions. The Company and DSL Group are collectively referred to as the “Group”.

These unaudited interim condensed consolidated financial statements are presented in US dollars (“USD”), which is the same as the functional currency of the Company.

These unaudited interim condensed consolidated financial statements for six months ended 30 September 2024 and 30 September 2023 were authorized for issue by the Board of Directors on 6 January 2025. The Company’s board of directors has the power to amend these unaudited interim condensed consolidated financial statements after issue.

1.1 Group Reorganization

The Company was incorporated on 26 January 2024. On 15 July 2024, the Company completed a transaction (“Transaction”) pursuant to a share exchange agreement (the “Share Exchange Agreement”), whereby the then existing shareholders of DSL (the “Original Shareholders”) transferred all of their shares in DSL to the Company, in consideration for the Company’s issuance of substantially the same securities to such shareholders in exchange for the securities of DSL held by Original Shareholders (the “Exchange”). Prior to the Exchange, there were 16,756 ordinary shares of DSL issued and outstanding, 3,151 preferred shares of DSL issued and outstanding and 10,172 warrants of DSL issued and outstanding. In the Exchange, each of the securities of DSL were exchanged for substantially the same securities of the Company at an exchange ratio of one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of the Company, one (1) preferred share of DSL for four hundred and ten (410) Preferred Shares of the Company and one (1) warrant of DSL for four hundred and ten (410) warrants of the Company.

In connection with the Exchange, the Company and security holders of DSL consummated the following transactions (the “Ancillary Transactions”): (i) the Company issued $4.35 million new convertible loan notes to certain Original Shareholders in consideration for the cancellation of the then existing convertible loan notes issued by DSL and held by such Original Shareholders; (ii) the Company granted certain share options under the new share option plan that was adopted by the Company to the holders of the unexercised share options granted by DSL (the “Original Share Options”), in consideration for the cancellation of the Original Share Options held by such holders; and (iii) the Company granted certain warrants to purchase Ordinary Shares of the Company to the holders of the then existing warrants to purchase ordinary shares of DSL (the “Original Warrants”), in consideration for the cancellation of the Original Warrants held by such holders. The convertible loan notes will automatically convert into Ordinary Shares of the Company upon the effectiveness of the Company’s registration statement and whilst there is no automatic vesting of any unvested share options upon completion of the Company IPO, the board of directors, at their discretion, do have the ability to accelerate vesting at any point.

Accordingly, upon consummation of the Exchange and the Ancillary Transactions (collectively the “Recapitalization”), DSL became a wholly owned subsidiary of the Company, and the prior shareholders of DSL became shareholders of the Company. The remaining DSL security holders became security holders of the Company, in that they held the Company’s convertible loan notes, share options and warrants.

Following the Recapitalization, on July 26, 2024, the Company completed a share subdivision (the “Share Subdivision”) such that, the authorized share capital of the Company was revised to be US$50,000 divided into 960,000,000 Ordinary Shares of US$0.00005 par value each and 40,000,000 preferred shares (the “Preferred Shares”), par value US$0.00005 per share.

Upon completion of the Recapitalization, the Company has become the holding company of the companies now comprising the Group, where both the Company and DSL operated under the common control of Rhino Ventures. The Group comprising of the Company and its subsidiaries resulting from the Recapitalization is regarded as a continuing entity, accordingly, the interim condensed consolidated financial statements for the six months ended 30 September 2024 and 30 September 2023 have been prepared as if the Company had always been the holding company of the Group with the reserves being retrospectively adjusted to reflect the Recapitalization.

1 COMPANY ORGANIZATION AND PRINCIPAL ACTIVITIES

Diginex Limited (the “Company”) was incorporated on 26 January 2024 as an exempted company in the Cayman Islands with limited liability with its registered office at the office of Ogier Global (Cayman) Limited, 89 Nexus Way, Camana Bay, Grand Cayman, KY1-9099, Cayman Islands and principal place of business at Smart-Space Fintech 2, Room 3, Units 401-404, Core C, Cyberport 3, 3 Cyberport Road, Telegraph Bay, Hong Kong. The Company’s substantial shareholder is Rhino Ventures Limited (“Rhino Ventures”) which a limited company incorporated in the British Virgin Islands.

The Company is an investment holding company and the principal activities of Diginex Solutions (HK) Limited (“DSL”) and its subsidiaries (“DSL Group”) are the provision of Environmental, Social and Governance (“ESG”) reporting solution services, advisory services and developing customization solutions. The Company and DSL Group are collectively referred to as the “Group”.

These combined financial statements are presented in US dollars (“USD”), which is the same as the functional currency of the Company.

These combined financial statements for the year ended 31 March 2024 were authorized for issue by the Board of Directors on 4 October 2024. The Company’s board of directors has the power to amend the combined financial statements after issue.

1.1 Summary of significant transactions

The Group incurred the following transaction that significantly affect the financial position and performance of the Group:

●	During the year ended 31 March 2024, the Group entered into a new lease agreement for the use of office space that expires on 1 July 2027. On the lease commencement, the Group recognized right-of-use assets and lease liabilities of $482,619 and $482,619, respectively.
●	During the year ended 31 March 2024, a Note with a face value of $100,000 was issued resulting in an aggregate face value of all Notes issued of $3,350,000 as of 31 March 2024.

1.2 Group Reorganization

On 15 July 2024, the Company completed a Share Exchange Transaction (the “Transaction”) with DSL and each of the shareholders of DSL. Prior to the Transaction, the Company had issued one founding share with a par value of USD0.0001 and was a newly incorporated entity without material business activities, while DSL was the parent of the Diginex group of companies (“DSL Group”). The Transaction resulted in the Company becoming the immediate holding company of DSL Group and DSL became a wholly owned subsidiary of the Company. The Transaction resulted in one share in DSL being exchanged for four hundred and ten (410) shares in the Company.

On 26 July 2024, the authorized share capital of the Company changed to USD50,000 divided into 960,000,000 Ordinary Shares of USD0.00005 par value each and 40,000,000 Preferred Shares of USD0.00005 par value each (the “Share Subdivision”). The Share Subdivision resulted in the shareholding of each Company shareholder increasing by a multiple of two.

The financial statements of DSL Group were consolidated for the year ended 31 March 2024 and then combined with Diginex Limited from 26 January 2024. Upon incorporation of Diginex Limited on 26 January 2024, both Diginex Limited and DSL operated under the common control of Rhino Ventures Limited. It is due to this common control and the Transaction on 15 July 2024 that the financial statements of Diginex Limited have been presented on combined basis with the reserves being retrospectively adjusted to reflect the impact of the Transaction and Share Subdivision (collectively referred to as the “Recapitalization”) and the operating result of Diginex Limited being combined with those of DSL Group from 26 January 2024.